Goodwill - Disclosure of Reconciliation of Changes in Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 176.5
Additions during the year	60.6	$ 12.9
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.3	0.0
Intangible assets and goodwill at end of period	237.4	176.5
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	252.1	239.2
Intangible assets and goodwill at end of period	312.7	252.1
Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(75.6)
Intangible assets and goodwill at end of period	$ (75.6)	$ (75.6)